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                                                                 CIK: 0001029031

MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                  March 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:  MetLife Investors Variable Life Account One, File No. 811-07971

Commissioners:

         Annual reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of MetLife Investors Variable Life Account One of MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual report for a certain portfolio of DWS Variable Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

                                                     Sincerely,


                                                     /s/ Paula J. Minella
                                                     ---------------------------
                                                     Paula J. Minella, Esq.